GROUP ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

As at December 31	Ownership Interest
(percentages)	2018	2017
Pembina Pipeline	100	100
Pembina Gas Services Limited Partnership	100	100
Pembina Oil Sands Pipeline L.P.	100	100
Pembina Midstream Limited Partnership	100	100
Pembina Infrastructure and Logistics L.P.	100	100
Pembina Holding Canada L.P.	100	100
Pembina U.S. Corporation	100	100